Securities: (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturities of debt securities available for sale
Due within one year, Amortized Cost	$ 345	$ 461
Due in one to five years, Amortized Cost	11,499	6,844
Due in five to ten years, Amortized Cost	30,007	24,471
Due after ten years, Amortized Cost	53,222	72,460
Total, Amortized Cost	95,073	104,236
Total Unrestricted securities available for sale, Amortized Cost	340,488	371,324
Due within one year, Estimated Fair Value	346	464
Due in one to five years, Estimated Fair Value	11,682	6,929
Due in five to ten years, Estimated Fair Value	32,316	26,153
Due after ten years, Estimated Fair Value	57,290	75,804
Total, Estimated Fair Value	101,634	109,350
Total Unrestricted securities available for sale, Estimated Fair Value	356,345	383,782
Amortizing agency bonds [Member]
Maturities of debt securities available for sale
Total, Amortized Cost	135,452	142,183
Total, Estimated Fair Value	140,416	145,190
Mortgage-backed securities [Member]
Maturities of debt securities available for sale
Total, Amortized Cost	109,963	124,905
Total, Estimated Fair Value	$ 114,295	$ 129,242